Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Operating activities
Net income	$ 10,218
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,934
Amortization of deferred financing costs and debt discount	322
Stock compensation expense	1,068
Change in warrant liabilities	0
Change in fair value of contingent consideration - TRA liability	642
Unrealized (gain) loss on foreign currency transactions	(355)
Deferred income taxes	3,125
Changes in operating assets and liabilities:
Accounts receivable, net	(6,985)
Inventories	(2,688)
Prepaid expenses	(375)
Other current assets	53
Accounts payable	2,627
Accrued interest	(30)
Accrued expenses and other current liabilities	(767)
Other	44
Net cash provided by operating activities	8,833
Investing activities
Purchases of property and equipment	(661)
Acquisition of business, net of cash acquired	(1,757)
Cash withdrawn from trust account	0
Net cash used in investing activities	(2,418)
Financing activities
Proceeds from option exercises	0
Net cash provided by financing activities	0
Cash and cash equivalents
Net increase in cash	6,415
Effect of exchange rate on cash	(41)
Cash at beginning of period	56,501
Cash and cash equivalents at end of period	62,875
Supplemental disclosures of cash flow information
Cash paid for interest	2,727
Cash paid for taxes	$ 341
(Predecessor)
Operating activities
Net income		$ 6,787
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		2,453
Amortization of deferred financing costs and debt discount		491
Stock compensation expense		526
Change in warrant liabilities		(722)
Change in fair value of contingent consideration - TRA liability		0
Unrealized (gain) loss on foreign currency transactions		610
Deferred income taxes		4,712
Changes in operating assets and liabilities:
Accounts receivable, net		6,910
Inventories		3,908
Prepaid expenses		(815)
Other current assets		(3,692)
Accounts payable		(7,143)
Accrued interest		205
Accrued expenses and other current liabilities		(5,628)
Other		33
Net cash provided by operating activities		8,635
Investing activities
Purchases of property and equipment		(41)
Acquisition of business, net of cash acquired		0
Cash withdrawn from trust account		0
Net cash used in investing activities		(41)
Financing activities
Proceeds from option exercises		109
Net cash provided by financing activities		109
Cash and cash equivalents
Net increase in cash		8,703
Effect of exchange rate on cash		(205)
Cash at beginning of period		78,492
Cash and cash equivalents at end of period		86,990
Supplemental disclosures of cash flow information
Cash paid for interest		6,282
Cash paid for taxes		$ 5